Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Tables
Net present value of the ARO
	2018	2017	2016
ARO balance, beginning of the year	$56,702	$55,240	$51,240
Accretion expense	2,069	2,283	4,000
Costs incurred	-	(821)	-
Change in ARO estimates	(31,993)	-	-
ARO balance, end of the year	26,778	56,702	55,240